Note 3 - Balance Sheet Components - Schedule of Property and Equipment - 10Q (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Total property and equipment		$ 512,437	$ 911,016
Accumulated depreciation and amortization	$ (427,759)	(403,607)	(761,042)
Total property and equipment, net	84,678	108,830	149,974
Equipment and Furnishings [Member]
Total property and equipment	$ 512,437	$ 512,437	$ 795,411